Supplement dated June 9, 2017
to the Prospectus(es) (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus(es) Dated
Columbia Funds Series Trust
Columbia AMT-Free California Intermediate Muni Bond Fund	9/1/2016
Columbia AMT-Free Georgia Intermediate Muni Bond Fund	9/1/2016
Columbia AMT-Free Maryland Intermediate Muni Bond Fund	9/1/2016
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund	9/1/2016
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund	9/1/2016
Columbia AMT-Free Virginia Intermediate Muni Bond Fund	9/1/2016
Columbia Capital Allocation Moderate Aggressive Portfolio	6/1/2017
Columbia Capital Allocation Moderate Conservative Portfolio	6/1/2017
Columbia Convertible Securities Fund	7/1/2016
Columbia Global Strategic Equity Fund	6/1/2017
Columbia Large Cap Enhanced Core Fund	7/1/2016
Columbia Large Cap Growth Fund III	7/1/2016 & 10/1/2016
Columbia Large Cap Index Fund	7/1/2016
Columbia Mid Cap Index Fund	7/1/2016
Columbia Mid Cap Value Fund	7/1/2016
Columbia Overseas Value Fund	7/1/2016
Columbia Select Global Growth Fund	7/1/2016
Columbia Select International Equity Fund	7/1/2016
Columbia Select Large Cap Equity Fund	7/1/2016
Columbia Short Term Bond Fund	8/1/2016
Columbia Short Term Municipal Bond Fund	9/1/2016
Columbia Small Cap Index Fund	7/1/2016
Columbia Small Cap Value Fund II	7/1/2016
Columbia Funds Series Trust I
Columbia Adaptive Risk Allocation Fund	10/1/2016
Columbia Alternative Beta Fund	10/1/2016
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund	3/1/2017
Columbia AMT-Free Intermediate Muni Bond Fund	3/1/2017
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund	3/1/2017
Columbia AMT-Free New York Intermediate Muni Bond Fund	3/1/2017
Columbia AMT-Free Oregon Intermediate Muni Bond Fund	12/1/2016
Columbia Balanced Fund	1/1/2017
Columbia Bond Fund	9/1/2016
Columbia California Tax-Exempt Fund	3/1/2017
Columbia Contrarian Core Fund	1/1/2017
Columbia Corporate Income Fund	9/1/2016
Columbia Disciplined Small Core Fund	1/1/2017
Columbia Diversified Absolute Return Fund	10/1/2016
Columbia Diversified Real Return Fund	6/1/2017
Columbia Dividend Income Fund	10/1/2016
Columbia Emerging Markets Fund	1/1/2017
Columbia Global Dividend Opportunity Fund	1/1/2017
Columbia Global Energy and Natural Resources Fund	1/1/2017
Columbia Global Technology Growth Fund	1/1/2017
Columbia Greater China Fund	1/1/2017
SUP000_00_050_(06/17)

Fund	Prospectus(es) Dated
Columbia High Yield Municipal Fund	10/1/2016
Columbia Large Cap Growth Fund (Classes A, B, C, K, R, R4, R5, T, V, Y & Z)	12/1/2016
Columbia Mid Cap Growth Fund	1/1/2017
Columbia Multi-Asset Income Fund	9/1/2016
Columbia New York Tax-Exempt Fund	3/1/2017
Columbia Pacific/Asia Fund	8/1/2016
Columbia Real Estate Equity Fund	5/1/2017
Columbia Select Large Cap Growth Fund	8/1/2016
Columbia Small Cap Growth Fund I	1/1/2017
Columbia Small Cap Value Fund I	9/1/2016 & 3/10/2017
Columbia Strategic Income Fund	3/1/2017
Columbia Tax-Exempt Fund	12/1/2016
Columbia Total Return Bond Fund	9/1/2016
Columbia U.S. Social Bond Fund	12/1/2016
Columbia U.S. Treasury Index Fund	9/1/2016
Columbia Funds Series Trust II
Columbia Absolute Return Currency and Income Fund	3/1/2017
Columbia Asia Pacific ex-Japan Fund	3/1/2017
Columbia Capital Allocation Aggressive Portfolio	6/1/2017
Columbia Capital Allocation Conservative Portfolio	6/1/2017
Columbia Capital Allocation Moderate Portfolio	6/1/2017
Columbia Commodity Strategy Fund	10/1/2016
Columbia Disciplined Core Fund	12/1/2016
Columbia Disciplined Growth Fund	12/1/2016
Columbia Disciplined Value Fund	12/1/2016
Columbia Diversified Equity Income Fund	10/1/2016
Columbia Dividend Opportunity Fund	10/1/2016
Columbia Emerging Markets Bond Fund	3/1/2017
Columbia European Equity Fund	3/1/2017
Columbia Flexible Capital Income Fund	10/1/2016
Columbia Floating Rate Fund	12/1/2016
Columbia Global Bond Fund	3/1/2017
Columbia Global Equity Value Fund	7/1/2016
Columbia Global Infrastructure Fund	9/1/2016
Columbia Global Opportunities Fund	12/1/2016
Columbia Government Money Market Fund	10/1/2016
Columbia High Yield Bond Fund	10/1/2016
Columbia Income Builder Fund	6/1/2017
Columbia Income Opportunities Fund	12/1/2016
Columbia Inflation Protected Securities Fund	12/1/2016
Columbia Limited Duration Credit Fund	12/1/2016
Columbia Minnesota Tax-Exempt Fund	12/1/2016
Columbia Mortgage Opportunities Fund	10/1/2016
Columbia Select Global Equity Fund	3/1/2017
Columbia Select Large-Cap Value Fund	10/1/2016
Columbia Select Smaller-Cap Value Fund	10/1/2016
Columbia Seligman Communications and Information Fund	10/1/2016 & 4/3/2017
Columbia Seligman Global Technology Fund	3/1/2017
Columbia Small/Mid Cap Value Fund	10/1/2016

SUP000_00_050_(06/17)

Fund	Prospectus(es) Dated
Columbia Strategic Municipal Income Fund	12/1/2016 & 4/3/2017
Columbia U.S. Government Mortgage Fund	10/1/2016
Effective immediately, the following changes are hereby made to each Fund's Prospectus:
The following is added under the first paragraph under the heading "Financial Intermediary-Specific Class A Sales Charge Waivers" in the "Choosing a Share Class - Reductions/Waivers of Sales Charges" section:
The following applies to Ameriprise Financial Services, Inc., Morgan Stanley Smith Barney, LLC and RBC Capital Markets, LLC:
The following front-end sales charge waiver is available only at Ameriprise Financial Services, Inc., Morgan Stanley Smith Barney, LLC (Morgan Stanley Wealth Management) and RBC Capital Markets, LLC:
Shareholders purchasing Fund shares through a platform or account of one of the above-named financial intermediaries are eligible for the following front-end sales charge waiver:
■	For employer-sponsored retirement plans held through a commissionable brokerage account, Class A shares are available at NAV (i.e., without a sales charge). For this purpose, employer-sponsored retirement plans include, but are not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

All discussion in the Prospectus relating to the timing of the conversion of Class B shares into Class A shares is hereby superseded and replaced with the following:
Class B shares of the Funds will automatically convert to Class A shares on or about July 17, 2017. For details and related information, see Appendix S to the SAI.
The first two paragraphs under the heading "Class B Shares (Closed)" in the "Buying, Selling and Exchanging Shares - Buying Shares" section is hereby superseded and replaced with the following:
Effective on or about July 17, 2017, the Funds’ Class B shares will automatically convert to Class A shares (the Automatic Conversion). The Funds no longer accept investments from new or existing investors in Class B shares, except that until the Automatic Conversion, existing investors in Class B shares may purchase additional Class B shares under the following two limited circumstances (Qualifying Transactions):
■	Class B share dividend and/or capital gain distributions from the Fund may continue to be reinvested in Class B shares of the Fund.
■	Shareholders invested in Class B shares of a Fund may exchange those shares for Class B shares of other Funds offering such shares. Certain exceptions apply, including that not all Funds may permit exchanges.
After the Automatic Conversion, the Funds will no longer accept any purchase orders for Class B shares. Qualifying Transaction requests received on or after July 17, 2017 will not be accepted.
Any initial purchase orders for the Fund’s Class B shares will be rejected (other than through a Qualifying Transaction received in good form prior to July 17, 2017).
The rest of the section remains the same.
The information under the heading "Same-Fund Exchange Privilege" in the "Buying, Selling and Exchanging Shares - Exchanging Shares" section is hereby superseded and replaced with the following:
Shareholders may be eligible to invest in other classes of shares of the same Fund, and may exchange their current shares for another share class if offered by the Fund. Such same-Fund exchanges could include an exchange of one class for another with higher expenses. Before making such an exchange, you should consider the expenses of each class. Shareholders should contact their financial intermediaries to learn more about the details of the same-Fund exchange privilege. Exchanges out of Class A, Class C and Class V shares will be subject to any applicable CDSC. Financial intermediaries that have a customized arrangement with regard to CDSCs are detailed in the Choosing a Share Class - Reductions/Waivers of Sales Charges - Financial Intermediary-Specific CDSC Waivers section of the prospectus.
Exchanges out of Class C shares to another share class of the same Fund are not permissible on Direct-at-Fund Accounts. Exchanges out of Class C shares to another share class of the same Fund within commissionable brokerage accounts are permitted only (a) by shareholders moving from a commissionable brokerage account to a fee-based advisory program or (b) when the exchange is part of a share class conversion (or a similar multiple shareholder transaction event) instituted by a financial intermediary and such conversion or similar type event is pre-approved by the Distributor.
Ordinarily, shareholders will not recognize a gain or loss for U.S. federal income tax purposes upon a same-Fund exchange. You should consult your tax advisor about your particular exchanges.
Shareholders should retain this Supplement for future reference.

SUP000_00_050_(06/17)

SUP000_00_050_(06/17)

Supplement dated June 9, 2017
to the following Statements of Additional Information (each an SAI, and collectively the SAIs):
SAI	SAI Dated
Columbia Funds Series Trust I	6/1/2017
Columbia Funds Series Trust and Columbia Funds Series Trust II	6/1/2017
Effective immediately, the information under the heading "Class B Shares—Conversion to Class A Shares" in "Appendix S" to each SAI is hereby superseded and replaced with the following:
Effective on or about July 17, 2017, Class B shares of a Fund will automatically convert to Class A shares of the Fund. The conversion allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund. The following rules apply to the conversion of Class B shares to Class A shares:
■	Any and all Class B shares you received from reinvested distributions on these shares will convert to Class A shares at the same time.
■	You will receive the same dollar value of Class A shares as the Class B shares that were converted.
■	No sales charge or other charges apply, and conversions are free from U.S. federal income tax.
Effective immediately, the information under the heading "Class F Shares—Conversion to Class E Shares*" in "Appendix S" to the Columbia Funds Series Trust I SAI is hereby superseded and replaced with the following:
Effective on or about July 17, 2017, Class F shares of Large Cap Growth Fund will automatically convert to Class E shares (the Automatic Conversion). The conversion allows you to benefit from the lower operating costs of Class E shares, which can help increase your total returns from an investment in the Fund. The following rules apply to the conversion of Class F shares to Class E shares:
■	Any and all Class F shares you received from reinvested distributions on these shares will convert to Class E shares at the same time.
■	You will receive the same dollar value of Class E shares as the Class F shares that were converted.
■	No sales charge or other charges apply, and conversions are free from U.S. federal income tax.

*	The Funds no longer accept investments from new or existing investors in Class E or Class F shares, except by existing Class E and, until the Automatic Conversion, Class F shareholders who opened and funded their account prior to September 22, 2006 that may continue to invest in Class E and/or Class F shares. Class F shareholders existing prior to the Automatic Conversion, who opened and funded their account prior to September 22, 2006 may continue to invest in Class E shares after the Automatic Conversion. See the prospectus offering Class E and Class F shares of Large Cap Growth Fund for details.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP000_00_052_(06/17)